Income Taxes (Tables)	12 Months Ended
Jan. 29, 2012
Components of Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes

The components of Income (Loss) from Continuing Operations before Provision (Benefit) for Income Taxes are as follows (amounts in millions):

	Fiscal Year Ended
	January 29, 2012	January 30, 2011	January 31, 2010
United States	$(503)	$(606)	$(678)
Foreign	19	21	—

Total	$(484)	$(585)	$(678)

Provision (Benefit) for Income Taxes

The Provision (Benefit) for Income Taxes consisted of the following (amounts in millions):

	Fiscal Year Ended
	January 29, 2012	January 30, 2011	January 31, 2010
Current:
Federal	$—	$—	$—
State	3	2	4
Foreign	—	6	—

	3	8	4
Deferred:
Federal	64	12	(182)
State	6	4	(20)
Foreign	(5)	4	—
Foreign realization of tax deductible goodwill from prior acquisitions	11	—	—

	76	20	(202)

Total	$79	$28	$(198)

Reconciliation of Provision (Benefit) for Income Taxes from Continuing Operations at Federal Statutory Rate of 35% to Actual Tax Provision (Benefit)

The reconciliation of the provision (benefit) for income taxes from continuing operations at the federal statutory rate of 35% to the actual tax provision (benefit) for fiscal 2011, fiscal 2010, and fiscal 2009 is as follows (amounts in millions):

	Fiscal Year Ended
	January 29, 2012	January 30, 2011	January 31, 2010
Income taxes at federal statutory rate	$(169)	$(205)	$(237)
State income taxes, net of federal income tax benefit	(24)	(15)	(25)
Non-deductible goodwill impairment	—	—	41
Non-deductible interest	15	13	12
Valuation allowance	259	228	7
Adjustments to tax reserves	12	4	3
Other, net	(14)	3	1

Total provision (benefit)	$79	$28	$(198)

Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of January 29, 2012 and January 30, 2011 were as follows (amounts in millions):

	January 29, 2012	January 30, 2011
Current:
Deferred Tax Assets:
Interest	$33	$—
Allowance for doubtful accounts	12	14
Inventory	49	60
Accrued compensation	3	2
Accrued self-insurance liabilities	5	21
Restructuring liabilities	7	31
Other accrued liabilities	27	26
Valuation allowance	(76)	(51)

Current deferred tax assets	60	103
Deferred Tax Liabilities:
Prepaid expense	$(1)	$(1)

Current deferred tax liabilities	(1)	(1)
Noncurrent:
Deferred Tax Assets:
Interest	$212	$180
Accrued compensation	27	18
Accrued self-insurance liabilities	15	—
Other accrued liabilities	8	8
Deferred revenue	8	8
Restructuring liabilities	32	—
Net operating loss	374	291
Net capital loss carryforward	10	—
Fixed assets	16	22
Other	21	16
Valuation allowance	(415)	(188)

Noncurrent deferred tax assets	308	355
Deferred Tax Liabilities:
Software costs	$(23)	$(23)
Intangible assets	(316)	(357)
Income from discharge of indebtedness	(80)	(76)

Noncurrent deferred tax liabilities	(419)	(456)

Deferred tax assets (liabilities), net	$(52)	$1

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits for Continuing Operations

A reconciliation of the beginning and ending amount of unrecognized tax benefits for continuing operations for fiscal 2011, fiscal 2010, and fiscal 2009 is as follows (amounts in millions):

	Fiscal Year Ended
	January 29, 2012	January 30, 2011	January 31, 2010
Unrecognized Tax Benefits beginning of period	$192	$190	$206
Gross increases for tax positions in current period	—	1	1
Gross increases for tax positions in prior period	6	4	—
Gross decreases for tax positions in prior period	—	—	(16)
Settlements	(1)	(3)	—
Lapse of statutes	(1)	—	(1)

Unrecognized Tax Benefits end of period	$196	$192	$190